Label	Element	Value
Innovator U.S. Equity Power Buffer ETF™ - November | SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $5.69 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	96.40%
Innovator U.S. Equity Power Buffer ETF™ - November | SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $568.64 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.00%
Innovator U.S. Equity Power Buffer ETF™ - November | SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $639.44 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.60%)
Innovator U.S. Equity Power Buffer ETF™ - November | SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $483.34 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.10%)